FAIR VALUE - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets:
Investments in debt securities AFS	$ 7,327,735	$ 7,132,632
RICs HFI	4,900	9,000
LHFS	1,500,000	1,300,000
Other assets - derivatives	671,573	1,121,980
Financial liabilities:
Trading liabilities	4,002,351	2,460,613
Other liabilities - derivatives	649,318	1,013,565
U.S. Treasury securities
Financial assets:
Investments in debt securities AFS	706,403	304,440
Corporate debt
Financial assets:
Investments in debt securities AFS	0	13
ABS
Financial assets:
Investments in debt securities AFS	945,297	748,033
Beneficial Interest in Structured LLC
Financial assets:
Investments in debt securities AFS	1,096,789	1,198,985
Level 3
Financial assets:
Equity securities	992,138
Recurring
Financial assets:
Investments in debt securities AFS	7,327,735	7,132,632
Trading securities	15,608,767	10,322,823
Equity securities	992,138	0
RICs HFI	4,870	9,039
LHFS	1,531,369	1,256,401
MSRs	79,526	90,958
Other assets - derivatives	671,573	1,121,980
Total financial assets	26,215,978	19,933,833
Financial liabilities:
Trading liabilities	4,002,351	2,460,613
Other liabilities - derivatives	649,318	1,013,565
Total financial liabilities	4,651,669	3,474,178
Recurring | U.S. Treasury securities
Financial assets:
Investments in debt securities AFS	706,403	304,440
Recurring | Corporate debt
Financial assets:
Investments in debt securities AFS	0	13
Recurring | ABS
Financial assets:
Investments in debt securities AFS	945,297	748,033
Recurring | Beneficial Interest in Structured LLC
Financial assets:
Investments in debt securities AFS	1,096,789	1,198,985
Recurring | MBS
Financial assets:
Investments in debt securities AFS	4,579,246	4,881,161
Recurring | Level 1
Financial assets:
Investments in debt securities AFS	706,403	304,440
Trading securities	3,538,749	2,150,785
Equity securities	0	0
RICs HFI	0	0
LHFS	0	0
MSRs	0	0
Other assets - derivatives	653	485
Total financial assets	4,245,805	2,455,710
Financial liabilities:
Trading liabilities	3,727,918	2,220,496
Other liabilities - derivatives	36	217
Total financial liabilities	3,727,954	2,220,713
Recurring | Level 1 | U.S. Treasury securities
Financial assets:
Investments in debt securities AFS	706,403	304,440
Recurring | Level 1 | Corporate debt
Financial assets:
Investments in debt securities AFS	0	0
Recurring | Level 1 | ABS
Financial assets:
Investments in debt securities AFS	0	0
Recurring | Level 1 | Beneficial Interest in Structured LLC
Financial assets:
Investments in debt securities AFS	0	0
Recurring | Level 1 | MBS
Financial assets:
Investments in debt securities AFS	0	0
Recurring | Level 2
Financial assets:
Investments in debt securities AFS	5,524,543	5,629,207
Trading securities	11,896,614	8,165,771
Equity securities	0	0
RICs HFI	0	0
LHFS	1,531,369	1,256,401
MSRs	0	0
Other assets - derivatives	670,892	1,121,472
Total financial assets	19,623,418	16,172,851
Financial liabilities:
Trading liabilities	274,433	240,117
Other liabilities - derivatives	648,567	1,013,296
Total financial liabilities	923,000	1,253,413
Recurring | Level 2 | U.S. Treasury securities
Financial assets:
Investments in debt securities AFS	0	0
Recurring | Level 2 | Corporate debt
Financial assets:
Investments in debt securities AFS	0	13
Recurring | Level 2 | ABS
Financial assets:
Investments in debt securities AFS	945,297	748,033
Recurring | Level 2 | Beneficial Interest in Structured LLC
Financial assets:
Investments in debt securities AFS	0	0
Recurring | Level 2 | MBS
Financial assets:
Investments in debt securities AFS	4,579,246	4,881,161
Recurring | Level 3
Financial assets:
Investments in debt securities AFS	1,096,789	1,198,985
Trading securities	173,404	6,267
Equity securities	992,138	0
RICs HFI	4,870	9,039
LHFS	0	0
MSRs	79,526	90,958
Other assets - derivatives	28	23
Total financial assets	2,346,755	1,305,272
Financial liabilities:
Trading liabilities	0	0
Other liabilities - derivatives	715	52
Total financial liabilities	$ 715	52
Percentage of level 3 assets to total assets held at fair value	9.00%
Percentage of level 3 assets to total assets	1.40%
Recurring | Level 3 | U.S. Treasury securities
Financial assets:
Investments in debt securities AFS	$ 0	0
Recurring | Level 3 | Corporate debt
Financial assets:
Investments in debt securities AFS	0	0
Recurring | Level 3 | ABS
Financial assets:
Investments in debt securities AFS	0	0
Recurring | Level 3 | Beneficial Interest in Structured LLC
Financial assets:
Investments in debt securities AFS	1,096,789	1,198,985
Recurring | Level 3 | MBS
Financial assets:
Investments in debt securities AFS	$ 0	$ 0